VIA EDGAR

October 10, 2019

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	VALIC Separate Account A (Registrant)
	The Variable Annuity Life Insurance Company (Depositor)
	Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act No. 811-03240)
	(CIK No. 0000354912)


FILE NUMBER PRODUCT NAME
-----------  ------------
333-201800  	Polaris Platinum Elite Variable Annuity

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(713) 831-3299.


Sincerely,

/s/ MARK MATTHES

Mark Matthes
Associate General Counsel